Sequoia Fund
March 31, 2022
Schedule of Investments (Unaudited)
March 31, 2022
(Percentages are of the Fund's Net Assets)
Common Stocks (95.8%)
Shares		Value
	Aerospace & Defense (2.2%)
71,249,483	Rolls-Royce Holdings PLC (United Kingdom)(a)	$94,626,449
	Application Software (4.8%)
118,310	Constellation Software, Inc. (Canada)	202,238,507
	Automotive Retail (5.4%)
2,375,390	CarMax, Inc.(a)	229,177,627
	Cable & Satellite (4.0%)
350,539	Liberty Broadband Corp. - Class A(a)	45,941,641
893,831	Liberty Broadband Corp. - Class C(a)	120,953,211
		166,894,852
	Consumer Finance (3.9%)
298,244	Credit Acceptance Corp.(a)	164,144,550
	Financial Exchanges & Data (3.9%)
1,237,843	Intercontinental Exchange, Inc.	163,543,817
	Interactive Media & Services (14.2%)
100,042	Alphabet, Inc. - Class A(a)	278,251,817
37,420	Alphabet, Inc. - Class C(a)	104,513,686
976,009	Meta Platforms, Inc. - Class A(a)	217,025,361
		599,790,864
	Internet & Direct Marketing Retail (3.1%)
1,169,273	Wayfair, Inc. - Class A(a)	129,532,063
	Investment Banking & Brokerage (5.6%)
2,809,823	The Charles Schwab Corp.	236,896,177
	Life Sciences Tools & Services (3.6%)
1,508,166	Eurofins Scientific SE (Luxembourg)	150,006,621
	Managed Health Care (14.6%)
603,667	Anthem, Inc.	296,533,304
623,608	UnitedHealth Group, Inc.	318,021,372
		614,554,676
	Movies & Entertainment (15.2%)
43,481	Liberty Media Corp.-Liberty Formula One - Class A(a)	2,744,956
3,618,557	Liberty Media Corp.-Liberty Formula One - Class C(a)	252,720,021
486,410	Netflix, Inc.(a)	182,204,322
7,643,231	Universal Music Group NV (Netherlands)	204,576,571
		642,245,870
	Multi-Sector Holdings (1.3%)
153,616	Berkshire Hathaway, Inc. - Class B(a)	54,212,623
	Research & Consulting Services (3.3%)
1,020,323	Jacobs Engineering Group, Inc.	140,610,713

Sequoia Fund
March 31, 2022
Schedule of Investments (Unaudited) (Continued)
March 31, 2022
Shares		Value
	Semiconductors (10.7%)
2,653,239	Micron Technology, Inc.	$206,660,785
2,324,303	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR (Taiwan)	242,331,831
		448,992,616
	Total Common Stocks (Cost $2,350,914,908)	4,037,468,025
	Total Investments (95.8%) (Cost $2,350,914,908)(b)	4,037,468,025
	Other Assets Less Liabilities (4.2%)	178,127,463
	Net Assets (100.0%)	$4,215,595,488

(a)	Non-income producing security.
(b)	The cost for federal income tax purposes is $2,389,974,990. The difference between book cost and tax cost is attributable to financial and tax accounting differences on a corporate spin-off. At March 31, 2022, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,759,642,413 and $112,149,378, respectively.
Abbreviation:
SP ADR	Sponsored American Depository Receipt
Notes to Schedule of Investments (Unaudited)
Investments are carried at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.
Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.
U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.
When reliable market quotations are insufficient or not readily available at time of valuation or when Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with procedures adopted by and subject to review by the Fund’s Board of Directors.

Sequoia Fund
March 31, 2022
Schedule of Investments (Unaudited) (Continued)
March 31, 2022
Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:
Level 1 −	unadjusted quoted prices in active markets for identical securities.
Level 2 −	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 −	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. As of March 31, 2022, all financial instruments listed in the Schedule of Investments are considered Level 1. During the three months ended March 31, 2022, there were no transfers between Levels and there were no Level 3 securities held by the Fund.
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